Interest Expense - Summary of Interest Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest costs [abstract]
Weighted average interest rate per annum used for interest capitalisation	2.54%	2.61%	2.51%